Unearned Revenue / Accrued Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Received In Advance And Unearned Revenue
Unearned Revenue And Cash Received In Advance	Total Unearned Revenue/Accrued Revenue during the periods presented is as follows:

	December 31,
	2019	2020
Unearned Revenue
Cash received in advance of service provided – Current liability	$1,826	$4,687
Deferred revenue resulting from varying charter rates – Current liability	1,214	1,536
Deferred revenue resulting from varying charter rates – Non-Current liability	648	3,536
Total Unearned Revenue	$3,688	$9,759
Accrued Revenue
Resulting from varying charter rates – Current asset	158	557
Resulting from varying charter rates – Non-Current asset	455	75
Total Accrued Revenue	$613	$632